Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net
Note 7 - Property, Plant and Equipment, Net

	December 31
	2014	2015
	US$ thousands

Machinery and equipment	5,338	6,906
Office furniture and equipment	433	608
Leasehold improvements	1,023	2,205

Property, plant and equipment	6,794	9,719

Accumulated depreciation	(4,336)	(5,894)

Property, Plant and equipment, net	2,458	3,825

Depreciation expense for the years ended December 31, 2013, 2014 and 2015 were US$ 639 thousand, US$ 891 thousand and US$ 1,599 thousand, respectively.